Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
SUMMARY OF CHANGES IN ACCOUNTING POLICIES
(A)  SUMMARY OF CHANGES IN ACCOUNTING POLICIES
A number of amendments to standards became mandatory for the first time for the financial year beginning on 1 January 2024 and have not been listed in these unaudited condensed consolidated financial statements as they either do not apply or are immaterial to AB InBev’s consolidated financial statements.

FOREIGN CURRENCIES
(B)  FOREIGN CURRENCIES
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2024	31 December 2023	30 June 2024	30 June 2023

Argentine peso	911.36	808.74	-	-
Brazilian real	5.56	4.84	5.02	5.12
Canadian dollar	1.37	1.33	1.36	1.36
Chinese yuan	7.26	7.10	7.20	6.93
Colombian peso	4 151.75	3 818.47	3 878.19	4 638.30
Euro	0.93	0.90	0.92	0.93
Mexican peso	18.38	16.89	16.99	18.30
Peruvian nuevo sol	3.84	3.71	3.76	3.77
Pound sterling	0.79	0.79	0.79	0.81
South African rand	18.21	18.41	18.82	18.10
South Korean won	1 377.79	1 296.53	1 347.46	1 301.06
The company applies hyperinflation accounting for its Argentinean subsidiaries. The 2024 results, restated for purchasing power, were translated at the June 2024 closing rate of 911.36 Argentine pesos per US dollar (2023 results – at the June 2023 closing rate of 256.71 Argentine pesos per US dollar).